TRADING ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Trading assets and liabilities [abstract]
Balances of trading asset and liabilities

Balances of trading asset and liabilities comprise the following as of December 31, 2022 and 2021:

			December 31,		December 31,
	Note	2022		2021
Trading assets
Debt securities	8.1	Ps.	3,760,887	Ps.	4,741,287
Equity securities	8.2		6,039,115		5,082,574
Derivative assets	8.3		2,041,405		1,162,909
		Ps.	11,841,407	Ps.	10,986,770

Trading liabilities
Derivative liabilities	8.3		1,757,606		1,049,910
		Ps.	1,757,606	Ps.	1,049,910
Total trading assets and liabilities net		Ps.	10,083,801	Ps.	9,936,860

Investments in debt securities at fair value through profit or loss held for trading

The following is the balance at December 31, 2022 and 2021.

	December 31,		December 31,
	2022		2021
Securities issued or secured by the Colombian Government	Ps.	2,821,401	Ps.	2,757,952
Securities issued or secured by other Colombian Government entities		194,150		249,510
Securities issued or secured by foreign Governments		57,600		213,863
Securities issued or secured by other financial entities		651,807		1,476,476
Securities issued or secured by non-financial sector entities		11,349		9,388
Others		24,580		34,098
Total trading debt securities	Ps.	3,760,887	Ps.	4,741,287

Investments in equity securities at fair value through profit or loss held for trading

The following is the balance as of December 31, 2022 and 2021.

	December 31,		December 31,
	2022		2021
In Colombian Pesos
Corporate stock	Ps.	4,040	Ps.	6,404
Investment funds (1)(2)		3,855,604		2,792,570
Pension and severance funds (3)		2,072,765		2,139,971
	Ps.	5,932,409	Ps.	4,938,945

In foreign currency
Corporate stock	Ps.	5,490	Ps.	56,498
Investment funds		101,216		87,131
	Ps.	106,706	Ps.	143,629
Total equity securities	Ps.	6,039,115	Ps.	5,082,574

(1)   Grupo Aval has restricted investment funds related to Concesionaria Nueva Vía al Mar Ps. 1,093,128.

(2)   Includes investments in the private real estate fund Nexus as of December 31, 2022 of Ps. 1,602,297 and as of December 31, 2021 of Ps. 1,136,358.

(3)  Pursuant to Colombian rules, Porvenir S. A. is required to directly invest 1% of the total assets of these funds in mandatory severance and pension funds managed by Porvenir.

Schedule of held-for-trading derivative assets and liabilities

	December 31, 2022				December 31, 2021
	Assets		Liabilities		Assets		Liabilities
Forward contracts
Foreign currency to buy	Ps.	928,797	Ps.	261,614	Ps.	788,768	Ps.	39,398
Foreign currency to sell		298,863		624,319		62,341		620,473
Debt securities to buy		104		996		—		92
Debt securities to sell		4,314		4,252		1,099		2,922
Subtotal	Ps.	1,232,078	Ps.	891,181	Ps.	852,208	Ps.	662,885
Swap
Cross currency		157,747		112,600		39,589		72,044
Interest rate		524,528		608,288		208,440		230,862
Subtotal	Ps.	682,275	Ps.	720,888	Ps.	248,029	Ps.	302,906
Futures contracts
Interest rate to sell		—		2,107		—		—
Index to buy		—		—		481		312
Index to sell		—		—		—		4,660
Subtotal	Ps.	—	Ps.	2,107	Ps.	481	Ps.	4,972
Options contracts
Foreign currency to buy		108,334		127,692		61,550		12,190
Foreign currency to sell		18,718		15,738		641		66,957
Subtotal		127,052		143,430		62,191		79,147
Total derivative assets and liabilities trading	Ps.	2,041,405	Ps.	1,757,606	Ps.	1,162,909	Ps.	1,049,910